INVESTMENT PROPERTIES - Reconciliation of Net Book Value of Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Net book value at January 1	$ 5,112	$ 5,250
Transfer to assets classified as held for sale	(69)	0
Transfer to property plant and equipment	(4,353)	0
Depreciation (included in administrative expenses)	(25)	(168)
Exchange difference	(161)	30
Net book value at December 31	$ 504	$ 5,112